PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 584	$ 1,228	$ 2,603
Finance lease obligation	50,835	64,982
Finance Lease [Member]
Depreciation expense	14,453	7,201
Other Assets [Member]
Depreciation expense	$ 584	$ 1,228	$ 2,603